Employee Stock Options Issuances (Details)	No of options	Exercise price
Balance of options at Dec. 31, 2011	960,000	2.00
Option granted on July 1, 2012	75,000	4.50
Option granted on September 1, 2012	50,000	4.50
Option granted on October 1, 2012	40,000	4.50
Balance of options. at Dec. 31, 2012	1,125,000